UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Gerald J. Graves, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2007, is filed herewith

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

		Value
Shares		(Note 1)
	FOREIGN COMMON STOCKS—98.7%
	Bermuda—1.5%
50,770	Covidien, Ltd. *	2,106,955
182,962	Tyco Electronics, Ltd. *	6,482,344
		8,589,299
	Brazil—1.3%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	4,650,706
56,717	Contax Participacoes SA, ADR	83,845
56,717	Tele Norte Leste Participacoes SA, ADR	1,273,864
55,600	Telecomunicacoes Brasileiras SA, ADR	1,330,508
35,727	Vivo Participacoes SA, ADR	177,206
		7,516,129
	Canada—1.1%
349,940	Nortel Networks Corp. *	5,941,981

	France—12.3%
1,169,000	Alcatel Lucent	11,969,113
166,010	Carrefour SA	11,598,344
9,390	Carrefour SA 144A ²	656,035
110,500	Credit Agricole SA	4,250,544
525,400	France Telecom SA	17,550,442
26,000	France Telecom SA 144A ²	868,503
173,300	Natixis	3,832,162
215,527	Sanofi-Aventis	18,199,390
		68,924,533
	Germany—6.3%
251,800	Deutsche Post AG	7,304,674
1,102,700	Deutsche Telekom AG	21,608,347
28,900	Hypo Real Estate Holding	1,638,958
176,500	Infineon Technologies AG *	3,034,492
109,983	Infineon Technologies AG 144A ²	1,890,892
		35,477,363
	Italy—5.6%
1,136,480	Intesa Sanpaolo SpA	8,746,505
4,518,290	Telecom Italia Savings Shares	10,865,074
2,682,238	Telecom Italia SpA	8,132,039
1,259,600	Unipol Gruppo Finanziario SpA (Preferrence)	3,940,672
		31,684,290
	Japan—26.4%
280,600	Aiful Corp.	4,394,293
169,000	Akita Bank, Ltd. (The)	738,107
520,000	Chuo Mitsui Trust Holdings, Inc.	4,053,593
589,000	Dai Nippon Printing Co., Ltd.	8,414,286
178,738	Daiichi Sankyo Co., Ltd.	5,364,939
128,100	Fuji Photo Film Co., Ltd.	5,917,966
1,522,000	Hitachi, Ltd.	10,129,894
222,600	Millea Holdings, Inc. Tokyo	8,947,381
1,595	Mitsubishi UFJ Financial Group, Inc.	13,918,436

1

931,000	Mitsui Sumitomo Insurance Co., Ltd.	10,926,736
1,357	Mizuho Financial Group, Inc.	7,733,035
3,472	Nippon Telegraph & Telephone Corp.	16,221,194
15,200	Nippon Telegraph & Telephone Corp., ADR	353,704
94,000	Ono Pharmaceutical Co., Ltd.	5,037,759
94,800	Rohm Co., Ltd.	8,371,498
287,000	Seven & I Holdings Co., Ltd.	7,378,502
146,000	Sony Corp.	7,075,170
1,084	Sumitomo Mitsui Financial Group, Inc.	8,440,752
209,000	Taisho Pharmaceutical Co., Ltd.	4,109,448
80,700	Takeda Pharmaceutical Co., Ltd.	5,673,012
238,190	Takefuji Corp.	4,724,841
		147,924,546
	Mexico—1.1%
182,100	Telefonos de Mexico SA de CV, Class L, SP ADR	5,985,627

	Netherlands—11.4%
110,766	ABN AMRO Holding NV	5,820,173
560,886	Aegon NV	10,711,877
116,300	Akzo Nobel NV	9,559,221
810,216	Koninklijke Ahold NV *	12,212,980
90,502	SNS Reaal 144A ²	2,044,995
543,900	STMicroelectronics NV	9,119,013
322,482	Unilever NV CVA	9,928,379
159,647	Wolters Kluwer NV	4,726,683
		64,123,321
	New Zealand—0.4%
604,475	Telecom Corp. of New Zealand, Ltd.	2,044,338

	Portugal—1.7%
686,408	Portugal Telecom SA	9,595,129

	Singapore—0.7%
143,105	Jardine Matheson Holdings, Ltd.	4,092,803

	South Korea—6.6%
260,000	Korea Electric Power Corp., SP ADR	6,019,000
115,900	KT Corp., SP ADR	2,903,295
111,500	LG Electronics, Inc.	10,417,145
17,000	Samsung Electronics Co., Ltd.	10,681,309
241,277	SK Telecom Co., Ltd., ADR	7,165,927
		37,186,676
	Spain—2.3%
463,783	Telefonica SA	12,946,432

	Sweden—0.8%
1,091,500	Ericsson (L.M.) Telephone	4,348,773

	Switzerland—3.7%
24,800	Nestle SA, Registered	11,111,930
25,040	Swisscom AG	9,497,931
		20,609,861

2

	United Kingdom—15.5%
361,319	AstraZeneca Plc	18,040,719
585,300	British Sky Broadcasting Group Plc	8,293,495
674,907	GlaxoSmithKline Plc	17,846,710
465,627	HSBC Holdings Plc	8,586,595
4,282,500	ITV Plc	8,958,164
672,638	Marks & Spencer Group Plc	8,440,802
108,175	Unilever Plc	3,407,451
2,324,701	Wm. Morrison Supermarkets Plc	13,377,511
		86,951,447
	TOTAL INVESTMENTS AT MARKET VALUE—98.7% (Cost $470,683,357)	553,942,548
	Other Assets in Excess of Liabilities—1.3%	7,102,956
	NET ASSETS—100.0%	$561,045,504

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

²	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

3

At September 30, 2007, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Diversified Telecommunication Services	21.7%
Pharmaceuticals	13.2%
Commercial Banks	11.8%
Food & Staples Retailing	8.1%
Insurance	6.1%
Semiconductors & Semiconductor Equipment	5.8%
Food Products	4.4%
Electronic Equipment & Instruments	4.0%
Communications Equipment	4.0%
Media	3.9%
Household Durables	3.1%
Electric Utilities	1.9%
Chemicals	1.7%
Consumer Finance	1.6%
Commercial Services & Supplies	1.5%
Multiline Retail	1.5%
Wireless Telecommunication Services	1.3%
Air Freight & Logistics	1.3%
Diversified Financial Services	1.1%
Health Care Equipment & Supplies	0.4%
Thrifts & Mortgage Finance	0.3%
Total	98.7%

1

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—100.0%
	Automotive—0.8%
44,110	Goodyear Tire & Rubber Co. (The) *	1,341,385

	Banking—2.5%
49,420	American Express Co.	2,934,065
16,710	Northern Trust Corp.	1,107,372
		4,041,437
	Beverages, Food & Tobacco—5.5%
69,070	Coca-Cola Co.	3,969,453
22,830	Hansen Natural Corp. *	1,294,004
47,710	Pepsico, Inc.	3,495,235
		8,758,692
	Casinos/Gaming—1.2%
14,750	Las Vegas Sands Corp. *	1,967,945

	Chemicals—1.6%
29,950	Monsanto Co.	2,567,913

	Coal—1.6%
54,830	CONSOL Energy, Inc.	2,555,078

	Commercial Services—3.7%
23,020	Celgene Corp. *	1,641,556
17,300	Mastercard, Inc., Class A	2,559,881
42,500	Paychex, Inc.	1,742,500
		5,943,937
	Communication Services—0.9%
15,170	Research in Motion, Ltd. *	1,495,003

	Communications—0.9%
39,210	Nokia Oyj, SP ADR	1,487,235

	Computer Software—1.2%
15,410	Verifone Holdings, Inc. *	683,125
14,730	VMware, Inc., Class A *	1,252,050
		1,935,175
	Computer Software & Processing—5.0%
25,960	F5 Networks, Inc. *	965,452
8,630	Google, Inc., Class A *	4,895,540
18,460	Salesforce.com, Inc. *	947,367
36,420	VeriSign, Inc. *	1,228,811
		8,037,170
	Computers & Information—2.5%
25,620	Apple Computer, Inc. *	3,933,695

	Electrical Equipment—4.2%

1

159,904	General Electric Co.	6,620,026

	Electronics—9.6%
51,370	Broadcom Corp., Class A *	1,871,923
163,740	Cisco Systems, Inc. *	5,421,431
157,930	Intel Corp.	4,084,070
38,530	KLA-Tencor Corp.	2,149,203
21,240	Sunpower Corp., Class A *	1,759,097
		15,285,724
	Financial Institutions—4.4%
6,840	CME Group, Inc.	4,017,474
19,930	IntercontinentalExchange, Inc. *	3,027,367
		7,044,841
	Financial Services—8.8%
125,060	Charles Schwab Corp. (The)	2,701,296
14,070	Franklin Resources, Inc.	1,793,925
15,690	Goldman Sachs Group, Inc.	3,400,651
22,470	Nymex Holdings, Inc.	2,925,145
57,580	T. Rowe Price Group, Inc.	3,206,630
		14,027,647
	Food and Beverage Products—0.8%
11,540	Bunge, Ltd.	1,239,973

	Health Care Providers & Services—1.1%
18,620	Medco Health Solutions, Inc. *	1,683,062

	Heavy Machinery—4.4%
86,240	Applied Materials, Inc.	1,785,168
34,150	Cameron International Corp. *	3,151,703
13,690	Deere & Co.	2,031,870
		6,968,741
	Home Construction, Furnishings & Appliances—0.7%
9,180	Johnson Controls, Inc.	1,084,250

	Insurance—2.1%
57,660	AFLAC, Inc.	3,288,926

	Medical and Health Tech Services—1.1%
30,860	Thermo Fisher Scientific, Inc. *	1,781,239

	Medical Supplies—4.3%
42,940	Baxter International, Inc.	2,416,663
2,960	Intuitive Surgical, Inc. *	680,800
21,320	Roper Industries, Inc.	1,396,460
51,920	St. Jude Medical, Inc. *	2,288,114
		6,782,037
	Metals—2.1%
20,620	Nucor Corp.	1,226,271
14,370	Precision Castparts Corp.	2,126,473
		3,352,744

2

	Oil & Gas—6.5%
33,470	Marathon Oil Corp.	1,908,459
28,380	Schlumberger, Ltd.	2,979,900
80,980	Williams Co., Inc.	2,758,179
44,973	XTO Energy, Inc.	2,781,130
		10,427,668
	Oil Services—1.7%
20,930	Shire PLC, ADR	1,548,401
27,140	Southwestern Energy Co. *	1,135,809
		2,684,210
	Pharmaceuticals—4.0%
29,300	Allergan, Inc.	1,888,971
59,300	Gilead Sciences, Inc. *	2,423,591
67,730	Schering-Plough Corp.	2,142,300
		6,454,862
	Restaurants and Lodging—1.1%
11,110	Wynn Resorts, Ltd.	1,750,492

	Retailers—4.9%
20,350	Amazon.com, Inc. *	1,895,603
93,840	CVS Corp.	3,718,879
20,910	GameStop Corp., Class A *	1,178,279
16,640	Target Corp.	1,057,805
		7,850,566
	Telephone Systems—6.4%
38,130	America Movil SAB de C.V., Class L, ADR	2,440,320
25,590	China Mobile, Ltd., SP ADR	2,099,404
42,180	NII Holdings, Inc., Class B *	3,465,087
50,120	Rogers Communications, Inc., Class B	2,281,964
		10,286,775
	Textiles, Clothing & Fabrics—1.8%
33,650	Coach, Inc. *	1,590,636
24,830	Guess?, Inc.	1,217,415
		2,808,051
	Transportation—1.9%
33,730	CH Robinson Worldwide, Inc.	1,831,202
36,170	Expedia, Inc. *	1,153,100
		2,984,302
	Utilities—Electric—0.7%
27,360	NRG Energy, Inc. *	1,157,054

	TOTAL INVESTMENTS AT MARKET VALUE—100.0% (Cost $127,891,189)	159,627,855
	Other Liabilities in Excess of Assets - (0.0%)	(43,563)
	NET ASSETS—100.0%	$159,584,292

3

Notes to the Schedule of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
* Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

4

At September 30, 2007, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Consumer Non-Cyclical	20.5%
Technology	18.3%
Financial	17.8%
Consumer Cyclical	10.5%
Energy	10.5%
Industrial	10.5%
Communications	8.2%
Basic Materials	3.7%
Short-Term Investments	0.0%
Total	100.0%

1

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—95.9%
	Aerospace & Defense—1.6%
31,450	Goodrich Corp.	2,145,833
45,290	Orbital Sciences Corp. *	1,007,249
		3,153,082
	Automotive—3.9%
18,700	AO Smith Corp.	820,556
41,800	Arvinmeritor, Inc.	703,076
27,300	Autoliv, Inc.	1,631,175
49,000	CarMax, Inc. *	996,170
45,300	Navistar International Corp. *	2,795,010
8,900	Oshkosh Truck Corp.	551,533
		7,497,520
	Banking—0.9%
86,500	Capitalsource, Inc., REIT	1,750,760

	Beverages, Food & Tobacco—0.4%
38,000	Hercules, Inc.	798,760

	Business Services—1.0%
85,100	Cv Therapeutics, Inc. *	764,198
36,400	Providence Service Corp. *	1,068,704
		1,832,902
	Chemicals—1.7%
14,200	Albemarle Corp.	627,640
16,600	Cabot Microelectronics Corp. *	709,650
90,800	Chemtura Corp.	807,212
19,000	FMC Corp.	988,380
23,700	US BioEnergy Corp. *	182,727
		3,315,609
	Coal—0.3%
22,300	Massey Energy Co.	486,586

	Commercial Services—9.6%
35,000	AMN Healthcare Services, Inc. *	655,550
24,800	Clean Harbors, Inc. *	1,104,096
23,840	Fluor Corp.	3,432,483
35,480	Jacobs Engineering Group, Inc. *	2,681,578
18,900	Magellan Health Services, Inc. *	766,962
75,200	Omnicare, Inc.	2,491,376
11,800	Portfolio Recovery Associates, Inc.	626,226
177,300	Regeneration Technologies, Inc. *	1,900,656
50,000	Republic Services, Inc.	1,635,500
14,940	Ritchie Bros. Auctioneers, Inc.	972,594
46,800	Sotheby’s Holdings, Inc., Class A	2,236,572
		18,503,593

	Communication Services—1.0%
25,600	Ciena Corp. *	974,848
22,100	Global Crossing, Ltd. *	465,868
27,700	Switch & Data Facilities Co. *	451,233
		1,891,949
	Communications—4.9%
16,620	Arris Group, Inc. *	205,257
26,042	Avid Technology, Inc. *	705,217
83,700	C-COR, Inc. *	961,713
51,600	Foundry Networks, Inc. *	916,932
95,500	Harmonic, Inc. *	1,013,255
27,000	Itron, Inc. *	2,512,890
304,500	Mindspeed Technologies, Inc. *	505,470
23,200	Polycom, Inc. *	623,152
87,700	Seachange International, Inc. *	606,884
218,520	Sonus Networks, Inc. *	1,332,972
		9,383,742
	Computer Software—2.0%
76,900	Amdocs, Ltd. *	2,859,911
33,700	Manhattan Associates, Inc. *	923,717
		3,783,628
	Computer Software & Processing—2.9%
78,900	BEA Systems, Inc. *	1,094,343
39,600	Cognex Corp.	703,296
72,900	Eclipsys Corp. *	1,700,028
41,500	Electronics for Imaging, Inc. *	1,114,690
31,970	Perot Systems Corp., Class A *	540,613
15,500	Synopsys, Inc. *	419,740
		5,572,710
	Computers & Information—1.7%
41,000	Cirrus Logic, Inc. *	262,400
33,650	Diebold, Inc.	1,528,383
62,100	Western Digital Corp. *	1,572,372
		3,363,155
	Containers & Packaging—2.9%
26,600	Avery Dennison Corp.	1,516,732
182,500	Crown Holdings, Inc. *	4,153,700
		5,670,432
	Electronics—14.9%
73,100	Actel Corp. *	784,363
40,490	Anaren, Inc. *	570,909
41,400	ATMI, Inc. *	1,231,650
18,100	Carlisle Cos., Inc.	879,660
60,700	Cree, Inc. *	1,887,770
50,700	Cymer, Inc. *	1,946,373
22,350	Cypress Semiconductor Corp. *	652,843
52,800	Fairchild Semiconductor International, Inc. *	986,304
17,700	Franklin Electric Co., Inc.	727,647
24,500	Hutchinson Technology, Inc. *	602,700
73,220	Integrated Device Technology, Inc. *	1,133,446

22,000	International Rectifier Corp. *	725,780
30,375	JDS Uniphase Corp. *	454,410
30,400	MEMC Electronic Materials, Inc. *	1,789,344
61,600	Microsemi Corp. *	1,717,408
56,040	National Semiconductor Corp.	1,519,805
43,500	Netlogic Microsystems, Inc. *	1,570,785
30,200	OpNext, Inc. *	350,320
162,000	PMC-Sierra, Inc. *	1,359,180
41,900	QLogic Corp. *	563,555
18,000	Rogers Corp. *	741,420
32,900	Saifun Semiconductors, Ltd. *	327,684
28,700	Semtech Corp. *	587,776
36,300	Silicon Laboratories, Inc. *	1,515,888
17,400	SiRF Technology Holdings, Inc. *	371,490
196,470	Skyworks Solutions, Inc. *	1,776,089
7,400	Thomas & Betts Corp. *	433,936
35,870	Trimble Navigation, Ltd. *	1,406,463
		28,614,998
	Entertainment & Leisure—1.8%
42,100	Cinemark Holdings, Inc.	781,376
63,900	Macrovision Corp. *	1,573,857
167,300	TiVo, Inc. *	1,062,355
		3,417,588
	Financial Institutions—0.8%
53,900	MF Global, Ltd. *	1,563,100

	Financial Services—1.6%
56,270	E *Trade Financial Corp. *	734,886
25,700	Investment Technology Group, Inc. *	1,104,586
28,600	Thomas Weisel Partners Group, Inc. *	414,986
30,000	Waddell & Reed Financial, Inc., Class A	810,900
		3,065,358
	Forest Products & Paper—0.8%
30,200	Neenah Paper, Inc.	999,318
50,320	Smurfit-Stone Container Corp. *	587,738
		1,587,056
	Health Care Providers—2.6%
54,700	Cross Country Healthcare, Inc. *	955,609
26,880	Express Scripts, Inc. *	1,500,442
33,450	Matria Healthcare, Inc. *	875,052
26,600	Pediatrix Medical Group, Inc. *	1,740,172
		5,071,275
	Heavy Machinery—6.2%
82,520	Chicago Bridge & Iron Co., NV	3,553,311
33,000	Dril-Quip, Inc. *	1,628,550
33,600	Intermec, Inc. *	877,632
25,400	Kadant, Inc. *	711,200
38,300	Kaydon Corp.	1,991,217
11,500	National-Oilwell Varco, Inc. *	1,661,750

27,400	Pall Corp.	1,065,860
12,000	Pentair, Inc.	398,160
		11,887,680
	Home Construction, Furnishings & Appliances—0.6%
35,200	Digital Theater Systems, Inc. *	1,069,024

	Insurance—0.8%
8,000	Healthextras, Inc. *	222,640
35,600	Montpelier Re Holdings, Ltd.	630,120
30,600	Onebeacon Insurance Group, Ltd.	659,430
		1,512,190
	Machinery—0.5%
19,900	Watsco, Inc.	923,957

	Medical and Health Products—0.9%
40,400	Merit Medical Systems, Inc. *	524,392
31,600	Sirona Dental Systems, Inc. *	1,127,172
		1,651,564
	Medical and Health Tech Services—4.9%
20,000	Cooper Companies, Inc.	1,048,400
17,200	DaVita, Inc. *	1,086,696
64,200	Genomic Health, Inc. *	1,231,998
24,600	Healthways, Inc. *	1,327,662
45,600	ICON Plc, ADR *	2,326,968
45,100	Illumina, Inc. *	2,339,788
		9,361,512
	Medical Supplies—3.6%
50,900	Cyberonics, Inc. *	709,546
178,700	Dexcom, Inc. *	1,785,213
70,600	Helicos BioSciences Corp. *	617,044
27,600	Insulet Corp. *	600,300
8,460	Millipore Corp. *	641,268
35,780	STERIS Corp.	977,867
57,800	Wright Medical Group, Inc. *	1,550,196
		6,881,434
	Medical & Bio-Technology—0.8%
43,900	Pharmaceutical Product Development, Inc.	1,555,816

	Metals—3.3%
25,400	Brush Engineered Materials *	1,318,006
13,300	CommScope, Inc. *	668,192
85,300	Hecla Mining Co. *	763,435
15,400	Hubbell, Inc., Class B	879,648
24,500	NCI Building Systems, Inc. *	1,058,645
21,600	RTI International Metals, Inc. *	1,712,016
		6,399,942
	Mining—1.1%
21,100	Freeport-McMoran Copper & Gold, Inc.	2,213,179

	Oil & Gas—5.3%
30,400	Core Laboratories NV *	3,872,656
17,611	ENSCO International, Inc.	987,977
34,500	InterOil Corp. † *	1,090,200
34,560	Noble Corp.	1,695,168
125,460	Talisman Energy, Inc.	2,471,562
		10,117,563
	Oil Services—0.7%
36,900	Edge Petroleum Corp. *	473,796
45,500	TETRA Technologies, Inc. *	961,870
		1,435,666
	Pharmaceuticals—2.2%
47,300	Alkermes, Inc. *	870,320
31,344	Charles River Laboratories International, Inc. *	1,759,966
63,400	Momenta Pharmaceuticals, Inc. *	722,126
20,880	Parexel International Corp. *	861,718
		4,214,130
	Restaurants—0.8%
21,200	Cheesecake Factory (The) *	497,564
11,200	Panera Bread Co. *	456,960
45,800	Triarc Cos., Class B	572,958
		1,527,482
	Retailers—1.0%
45,940	Dollar Tree Stores, Inc. *	1,862,408

	Telephone Systems—2.3%
46,800	ADTRAN, Inc.	1,077,804
15,100	Global Payments, Inc.	667,722
219,631	Level 3 Communications, Inc. *	1,021,284
20,800	NII Holdings, Inc., Class B *	1,708,720
		4,475,530
	Textiles, Clothing & Fabrics—1.2%
52,100	Albany International Corp., Class A	1,953,229
25,400	Quiksilver, Inc. *	363,220
		2,316,449
	Transportation—2.4%
33,400	Kansas City Southern *	1,074,478
44,200	Kirby Corp. *	1,950,988
37,800	Landstar System, Inc.	1,586,466
		4,611,932
	TOTAL COMMON STOCKS (Cost $127,501,725)	184,341,261

		Expiration	Value
Shares		Date	(Note 1)
	RIGHTS—0.0%
9,800	Veritas Software Corp., Rights *	N/A	0
	(Cost $0)

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—0.2%
347,800	Reserve Primary Money Market Fund ††	5.378%	10/01/2007	347,800

	TOTAL SHORT-TERM INVESTMENTS—(Cost $347,800)			347,800

	TOTAL INVESTMENTS AT MARKET VALUE—96.1% (Cost $127,849,525)			184,689,061
	Other Assets in Excess of Liabilities—3.9%			7,448,984
	NET ASSETS—100.0%			$192,138,045

Notes to the Schedule of Investments:

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

* Non-income producing security

† Denotes all or a portion of security on loan (Note 1).

†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

At September 30, 2007, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Consumer Non-Cyclical	26.8%
Technology	21.5%
Industrial	14.4%
Consumer Cyclical	8.5%
Communications	8.2%
Energy	6.3%
Basic Materials	6.1%
Financial	4.1%
Short-Term Investments	0.2%
Total	96.1%

1

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—95.0%
	Aerospace & Defense—8.0%
23,020	Boeing Co.	2,416,870
31,480	General Dynamics	2,659,116
20,720	Textron, Inc.	1,288,991
		6,364,977
	Banking—9.3%
26,980	Bank of America Corp.	1,356,285
16,330	State Street Corp.	1,113,053
57,800	U.S. Bancorp	1,880,234
23,300	Wachovia Corp.	1,168,495
51,270	Wells Fargo & Co.	1,826,237
		7,344,304
	Chemicals—1.3%
11,850	Praxair, Inc.	992,556

	Communication Services—5.2%
19,180	Liberty Capital, Series A *	2,394,239
71,570	Virgin Media, Inc.	1,737,004
		4,131,243
	Computers & Information—5.4%
59,550	Hewlett-Packard Co.	2,964,994
11,370	International Business Machines Corp.	1,339,386
		4,304,380
	Electronics—7.7%
59,530	Cisco Systems, Inc. *	1,971,038
58,140	Intel Corp.	1,503,500
28,720	Raytheon Co.	1,832,910
21,400	Texas Instruments, Inc.	783,026
		6,090,474
	Financial Services—11.8%
21,750	Citigroup, Inc.	1,015,072
17,450	Credit Suisse Group, SP ADR	1,157,459
121,460	E *Trade Financial Corp. *	1,586,268
24,390	JP Morgan Chase & Co.	1,117,550
23,250	Lehman Brothers Holdings, Inc.	1,435,223
15,880	Merrill Lynch & Co.	1,131,926
18,020	Morgan Stanley	1,135,260
13,600	UBS AG	724,200
		9,302,958
	Heavy Machinery—1.8%
10,020	National-Oilwell Varco, Inc. *	1,447,890

	Machinery—2.0%
44,830	American Standard Cos., Inc.	1,596,845

1

	Media—Broadcasting & Publishing—3.7%
121,250	DIRECTV Group (The), Inc. *	2,943,950

	Medical Supplies—2.7%
57,120	Agilent Technologies, Inc. *	2,106,586

	Metals—1.8%
29,270	Teck Cominco, Ltd., Class B	1,396,472

	Mining—1.7%
12,580	Freeport-McMoran Copper & Gold, Inc.	1,319,516

	Mortgage Loan/Bankers—2.9%
38,270	Fannie Mae	2,327,199

	Oil & Gas—13.0%
12,780	ChevronTexaco Corp.	1,195,952
32,620	Devon Energy Corp.	2,713,984
16,770	EOG Resources, Inc.	1,212,974
19,510	GlobalSantaFe Corp.	1,483,150
63,710	Halliburton Co.	2,446,464
10,680	Transocean, Inc. *	1,207,374
		10,259,898
	Pharmaceuticals—8.4%
44,430	Amgen, Inc. *	2,513,405
34,645	Biogen Idec, Inc. *	2,298,003
30,090	Genzyme Corp. *	1,864,376
		6,675,784
	Restaurants—1.3%
19,160	McDonald’s Corp.	1,043,645

	Stores—1.2%
29,490	Macy’s, Inc.	953,117

	Telephone Systems—5.8%
16,580	America Movil SAB de C.V., Class L, ADR	1,061,120
23,300	China Mobile, Ltd., SP ADR	1,911,532
76,540	China Unicom, Ltd., ADR	1,595,094
		4,567,746

	TOTAL INVESTMENTS AT MARKET VALUE—95.0% (Cost $66,068,666)	75,169,540
	Other Assets in Excess of Liabilities—5.0%	3,958,318
	NET ASSETS—100.0%	$79,127,858

2

Notes to the Schedule of Investments:

ADR—American Depositary Receipt SP ADR—Sponsored American Depositary Receipt

* Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

3

At September 30, 2007, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Financial	24.0%
Communications	14.7%
Technology	13.1%
Energy	13.0%
Consumer Non-Cyclical	12.4%
Industrial	11.8%
Basic Materials	4.8%
Consumer Cyclical	1.2%
Short-Term Investments	0.0%
Total	95.0%

1

M Fund, Inc.

Notes to the Schedules of Investments

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2007, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singulary the “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the Schedules of investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equity securities traded on a foreign exchange for which no sale occurs are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the Pricing Committee’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Company’s Board of Directors, including, without limitation: fundamental analytical data relating to the investment in the portfolio security; financial statements of the issuer; cost at date of purchase; size of holding; special reports prepared by analysts; information as to any transactions or offers with respect to the portfolio security or asset; existence of merger proposals or tender offers affecting the portfolio security; and price and extent of public trading in similar securities of the issuer or compatible companies and other relevant matters.

Security Lending

The Funds have a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (US Currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent in short-term investments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the market value of the loaned securities at the inceptions of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any additional collateral is delivered to the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At September 30, 2007, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Frontier Capital Appreciation Fund	$322,320	$347,800

2. Tax Basis Net Unrealized Appreciation / Depreciation

At September 30, 2007, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

				Tax Basis
	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation
Brandes International Equity Fund	$470,683,434	$107,811,649	$(24,552,535)	$83,259,114
Turner Core Growth Fund	$128,124,015	$31,939,025	$(435,185)	$31,503,840
Frontier Capital Appreciation Fund	$128,425,126	$61,692,097	$(5,428,162)	$56,263,935
Business Opportunity Value Fund	$66,292,791	$11,046,097	$(2,169,348)	$8,876,749

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)

Date	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)

Date	November 15, 2007

By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	November 15, 2007